Notes to the interim condensed consolidated statement of financial position - Investment in Hepalys accounted for using equity method of accounting (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Investments accounted for using the equity method
Intangible assets	€ 85,000		€ 48,000
Other current assets	38,808,000		9,476,000
Cash and cash equivalents	122,076,000	€ 10,147,000	96,564,000	€ 26,918,000
Total assets	178,955,000		118,967,000
Capital stock	1,391,512.74		957,000
Net loss for the period	(175,882,000)		(184,212,000)
Shareholders' equity	(8,909,000)	(79,060,000)	(106,647,000)	(32,032,000)
Total non-current liabilities	129,406,000		104,883,000
Trade payables	34,703,000		32,862,000
Other current liabilities	15,170,000		8,600,000
Total current liabilities	58,458,000		120,731,000
Total equity and liabilities	178,955,000		118,967,000
Balance at the beginning	(106,647,000)	(32,032,000)	(32,032,000)
Net loss for the period	(175,882,000)	(49,029,000)
Other comprehensive income	(167,000)	(146,000)
Balance at the end	(8,909,000)	€ (79,060,000)	(106,647,000)
Carrying amount	€ 835,000		€ 1,139,000
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %	15.00%	15.00%	15.00%
Group's share	€ 2,289,000		€ 2,707,000
Elimination of unrealized profit on downstream sales	(1,491,000)		(1,604,000)
Goodwill	37,000		37,000
Carrying amount	835,000		1,139,000
Hepalys Pharma, Inc
Investments accounted for using the equity method
Intangible assets	15,071,000		16,984,000
Total non-current assets	15,071,000		16,984,000
Other current assets	136,000		81,000
Cash and cash equivalents	699,000		1,785,000
Total current assets	836,000		1,866,000
Deferred assets			2,000
Total assets	15,907,000		18,851,000
Capital stock	532,000		552,000
Capital reserve	19,374,000		21,489,000
Capital surplus-others	786,000		816,000
earnings brought forward	(2,987,000)		(1,073,000)
Net loss for the period	(2,068,000)		(3,293,000)
Shareholders' equity	15,637,000		18,368,000	€ 21,122,000
Trade payables	270,000		353,000
Other current liabilities	0		8,000
Total current liabilities	270,000		361,000
Total equity and liabilities	15,907,000		18,851,000
Balance at the beginning	18,368,000	€ 21,122,000	21,122,000
Net loss for the period	(2,158,000)	€ (1,509,000)	(3,277,000)
Other comprehensive income	(573,000)		(920,000)
Capital variations			1,566,000
Balance at the end	15,637,000		18,368,000
Hepalys Pharma, Inc | Previously stated
Investments accounted for using the equity method
Shareholders' equity			18,490,000
Balance at the beginning	€ 18,490,000
Balance at the end			€ 18,490,000